Income Taxes - Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Section 382 net operating loss from previous acquisition	$ 137	$ 137
Alternative Minimum Credit	6	6
Total	2,911	1,479
Section 382 net operating loss from previous acquisition, annual limitation	21
Ordinary loss carryforwards, subject to expiration	124
Ordinary loss carryforwards, not subject to expiration	$ 223
Minimum
Operating Loss Carryforwards [Line Items]
Tax credit carryforward period	0 years
Maximum
Operating Loss Carryforwards [Line Items]
Tax credit carryforward period	20 years
Federal
Operating Loss Carryforwards [Line Items]
Ordinary loss carryforwards	$ 2,377	1,178
State
Operating Loss Carryforwards [Line Items]
Ordinary loss carryforwards	347	158
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Alternative Minimum Credit	$ 44	$ 0